Annual Fund Operating Expenses - Class ACIS - DWS Large Cap Focus Growth Fund	Dec. 01, 2021
Class A
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	0.24%
Other expenses	0.28%
Total annual fund operating expenses	1.14%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.08%
Class C
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual fund operating expenses	1.91%
Fee waiver/expense reimbursement	0.08%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.83%
INST Class
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.27%
Total annual fund operating expenses	0.89%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.83%
Class S
Operating Expenses:
Management fee	0.62%
Distribution/service (12b-1) fees	none
Other expenses	0.25%
Total annual fund operating expenses	0.87%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.83%